Other long-term investments - Summary of Other Long-term Investments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Other long-term investments
Available-for-sale debt investment (Note 2(k))	$ 3,179
Investments in equity securities without readily determinable fair values, gross	14,104
Accumulated impairment	(14,104)
Total other long-term investments	$ 3,179